COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments for Non-cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2013 were as follows:

	Office premises	IDC space rental	Total
	RMB	RMB	RMB	US$

2014	5,049,070	25,159,900	30,208,970	4,990,166
2015	1,774,404	126,000	1,900,404	313,924
Thereafter	—	—	—	—

Total	6,823,474	25,285,900	32,109,374	5,304,090